DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Derivative [Line Items]
Cash flow hedge gain to be reclassified over the next 12 months	$ 18.3
Cash flow hedges
Derivative [Line Items]
Cash flow hedge gain to be reclassified over the next 12 months	$ 4.4
Line of Credit | Revolving Credit Facility | Minimum
Derivative [Line Items]
Interest rate	0.42%
Line of Credit | Revolving Credit Facility | Minimum | Secured Overnight Financing Rate (SOFR)
Derivative [Line Items]
Basis spread on variable rate	5.35%
Line of Credit | Revolving Credit Facility | Maximum
Derivative [Line Items]
Interest rate	2.50%
Line of Credit | Revolving Credit Facility | Maximum | Secured Overnight Financing Rate (SOFR)
Derivative [Line Items]
Basis spread on variable rate	5.38%
Interest rate swap contract
Derivative [Line Items]
Notional amount	$ 700.0
Cash flow hedge gain to be reclassified over the next 12 months	$ (22.7)
Interest rate swap contract | Secured Overnight Financing Rate (SOFR)
Derivative [Line Items]
Notional amount		$ 700.0
Interest rate swap contract | Loans Payable | Term Loan A
Derivative [Line Items]
Derivative, Floor Interest Rate	0.10%
Interest rate swap contract | Loans Payable | Term Loan B
Derivative [Line Items]
Derivative, Floor Interest Rate	0.11%